Trade Receivables (Schedule of Trade Receivables, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Trade receivables	$ 47,948	$ 39,321